Note 14 - Share Capital - Common Shares Outstanding (Details) - shares	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Balance, beginning of year (in shares)	75,761,184	75,480,000	63,661,000
Stock options and share units exercised (in shares)	114,000	281,000	478,000
Acquisitions (Note 3) (in shares)			416,000
Balance, end of year (in shares)	75,874,684	75,761,184	75,480,000
Public Offering [Member]
Issuance of common shares (in shares)			10,925,000